Income and expenses - Research and development expenses (Detail) - Research and development expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development expenses [line items]
Purchase of goods and services	€ (2,788)	€ (2,583)	€ (3,590)
Amortization and depreciation	(1,746)	(1,483)	(830)
Payroll expenses	(20,368)	(19,219)	(17,935)
Other	(2,202)	(63)	(61)
Total	€ (27,104)	€ (23,348)	€ (22,416)